Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	1.82
Maximum Aggregate Offering Price	$ 5,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 754.03
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low sale prices of the Registrant’s ordinary shares on the Nasdaq Capital Market on May 11, 2026. Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover an indeterminable number of additional shares of the registrant’s securities that become issuable by reason of any stock splits, stock dividends or similar transactions.